Contributed surplus (Details) - Schedule of the following options were outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Options outstanding Number (in Shares) | shares	465,357
Options outstanding Weighted average exercise price (in Dollars per share) | $ / shares	$ 17.01
Options outstanding Weighted average remaining contractual life (years)	8 years 9 months 18 days
Options exercisable Number (in Shares) | shares	47,060
Options exercisable Weighted average exercise price (in Dollars per share) | $ / shares	$ 39.93
Options exercisable Weighted average remaining contractual life (years)	5 years 8 months 15 days
Exercise price range [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Options outstanding Number (in Shares) | shares	136,886
Options outstanding Weighted average exercise price (in Dollars per share) | $ / shares	$ 7.7
Options outstanding Weighted average remaining contractual life (years)	9 years 9 months
Exercise price range [Member] | Minimum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	7 years 8 months 12 days
Exercise price range [Member] | Maximum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	8 years 6 months
Exercise price range One [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Options outstanding Number (in Shares) | shares	18,472
Options outstanding Weighted average exercise price (in Dollars per share) | $ / shares	$ 9.98
Options outstanding Weighted average remaining contractual life (years)	9 years 5 months 23 days
Exercise price range One [Member] | Minimum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	8 years 6 months 3 days
Exercise price range One [Member] | Maximum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	13 years 3 months
Exercise price range Two [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Options outstanding Number (in Shares) | shares	169,500
Options outstanding Weighted average exercise price (in Dollars per share) | $ / shares	$ 14.7
Options outstanding Weighted average remaining contractual life (years)	9 years 25 days
Exercise price range Two [Member] | Minimum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	13 years 3 months 3 days
Exercise price range Two [Member] | Maximum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	15 years 4 months 6 days
Exercise price range Three [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Options outstanding Number (in Shares) | shares	84,189
Options outstanding Weighted average exercise price (in Dollars per share) | $ / shares	$ 18.99
Options outstanding Weighted average remaining contractual life (years)	8 years 9 months 29 days
Options exercisable Number (in Shares) | shares	17,111
Options exercisable Weighted average exercise price (in Dollars per share) | $ / shares	$ 21.02
Options exercisable Weighted average remaining contractual life (years)	8 years 8 months 19 days
Exercise price range Three [Member] | Minimum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	15 years 4 months 9 days
Exercise price range Three [Member] | Maximum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	25 years 9 months
Exercise price range Four [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Options outstanding Number (in Shares) | shares	56,310
Options outstanding Weighted average exercise price (in Dollars per share) | $ / shares	$ 45.95
Options outstanding Weighted average remaining contractual life (years)	5 years 4 months 13 days
Options exercisable Number (in Shares) | shares	29,949
Options exercisable Weighted average exercise price (in Dollars per share) | $ / shares	$ 50.74
Options exercisable Weighted average remaining contractual life (years)	3 years 11 months 26 days
Exercise price range Four [Member] | Minimum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	25 years 9 months 3 days
Exercise price range Four [Member] | Maximum [Member]
Contributed surplus (Details) - Schedule of the following options were outstanding [Line Items]
Exercise price range	73 years 10 months 24 days